Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Lease cost	$ 30.6	$ 28.6
Operating leases that have not yet commenced	$ 31.4
Operating lease not yet commenced, term	21 years
Minimum
Lessee, Lease, Description [Line Items]
Lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease terms	20 years